FORM N-SAR SEMI-ANNUAL REPORT FOR REGISTERED INVESTMENT COMPANIES
           (Short-Form used for Unit Investment Trust ("UIT") Filings)

Report for six month period ending: (a) _________

                   or fiscal year ending: (b) 12/31/00

Is this a transition report? Yes [ ]   No [X]

Is this an amendment to a previous filing? Yes [ ]   No [X]

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.   Registrant Name:      Separate Account VA-8 of Transamerica Life
                                    Insurance and Annuity Company
         B.   File Number:          811-09859
         C.   Telephone No.:        704-330-5600

2.  A.  Street    B.  City   C.  State  D.  Zip Code   E. Foreign Country
F.  Foreign Postal Code
         401 NORTH TRYON, CHARLOTTE, NORTH CAROLINA  28202
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3.  Is this the first filing on this Form by Registrant?                           Yes [ ]   No [X]

4.  Is this the last filing on this Form by Registrant?                            Yes [ ]   No [X]

5.  Is Registrant a Small Business Investment Company (SBIC)?                      Yes [ ]   No [X]

6.  Is Registrant a Unit Investment Trust (UIT)?                                   Yes [X]   No [ ]

7.  A.  Is Registrant a series or multiple portfolio company?
           (If answer is "No" go to item 8.)                                       Yes [ ]   No [X]
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7.  B.  How many separate series or portfolios did Registrant have at the end of the period? N/A

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                     Is this the last
Series                                               filing for this
Number                   Series                      series? (Y/N)

1                                                         N


UNIT INVESTMENT TRUSTS
111.     A.   Depositor Name:    B. File Number (If any):    C. City:   State:
Zip Code:      Zip Ext.:  Foreign Country:  Foreign Postal Code:

112.     A.   Sponsor Name:  Transamerica Life Insurance and Annuity Company
         B.   File Number (If any):         95614022
         C.   City: Charlotte       State:  CA    Zip Code: 28202 Zip Ext.:
                Foreign Country:                   Foreign Postal Code:

113.     A.   Trustee Name:
         B.   City:        State:    Zip Code:      Zip Ext.:
         Foreign Country:                   Foreign Postal Code:

114.     A.   Principal Underwriter Name: Transamerica Securities Sales
                                          Corporation
         B.   File Number: 8-35847
         C.   City:  Los Angeles      State: CA    Zip Code: 90015     Zip Ext.:
         Foreign Country:                   Foreign Postal Code:

115. A.   Independent Public Account Name:  B.   City:  State:    Zip Code:
Zip Ext.:  Foreign Country:                   Foreign Postal Code:
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116. Family of investment companies information:
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A.   Is Registrant part of family of investment companies?                              Yes [X]  No [ ]

B.   Identify the family in 10 letters: (NOTE:  In filing this form, use this           TRANSAMERI
     identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company?
If answer is "Y" (Yes), are any of the following types of contracts funded by
the Registrant?:                                                                        Yes [X]  No [ ]

B.   Variable annuity contract?                                                         Yes [X]  No [ ]

C.   Scheduled premium variable life contracts?                                         Yes [ ]  No [X]

D.   Flexible premium variable life contracts?                                          Yes [ ]  No [X]

E.   Other types of insurance products registered under the Securities Act of 1933?     Yes [ ]  No [X]
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118. State the number of series existing at the end of the period that had
securities registered under the Securities Act of 1933       0

119. State the number of new series for which registration statements under the
Securities Act of 1933 became effective during the period    0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $0

121. State the number of series for which a current prospectus was in
     existence at the end of the period   1 (one)

122. State the number of existing series for which additional units were
registered under the Securities Act of 1933 during the current period   0

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted) N/A

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) N/A

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) N/A
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127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                                                  Total       Total

                                                                                     Number of    Assets      Distribution
                                                                                     Series       (0's        (0's omitted)
                                                                                     Investing    omitted)
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
A.  U.S. Treasury direct issue
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B.  U.S. Government agency
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C.  State and municipal tax-free
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D.  Public utility debt
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E.  Brokers or dealers debt or debt of brokers' or dealers' parent
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F.  All other corporate intermediate and long-term debt
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G.  All other corporate short-term debt
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H.  Equity securities of brokers or dealers or parents of brokers or dealers
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I.    Investment company equity securities                                           N/A          $0          $0
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J.   All other equity securities
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K.  Other securities

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L.  Total assets of all series of registrant                                         N/A          $0          $0
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128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
[If answer is "N" (No), go to item 131.]                   N/A

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? [If answer is "N" (No), go to item 131.] N/A

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
guarantees?                              N/A

131. Total expenses incurred by all series of Registrant during the current
reporting period ($000's omitted)          $0

132. List the "811" (Investment Company Act of 1940) registration number for all Series of 811- Registrant that are being included in this filing:

This report is signed on behalf of the registrant (or depositor or trustee).

         City of Los Angeles, State of California
         Date:    March 13, 2001

Name of Registrant, Depositor, or Trustee:
Separate Account VA-8 of Transamerica Life Insurance and Annuity Company

By: /s/Susan Vivino                    Witness: /s/ Gina Grusman
         Susan Vivino                               Gina Grusman
         Second Vice President and                  SEC Filing Coordinator
         Assistant Secretary


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